Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2024

Cost	23 391	7 822	46 909	3 588	58 319

Accumulated amortization and impairment	-50	-2 493	-26 892	-2 055	-31 440

Net book value	23 341	5 329	20 017	1 533	26 879

At January 1, 2024	23 341	5 329	20 017	1 533	26 879

Impact of acquisitions of businesses	2 701	1 424		1 156	2 580

Additions [1]		1 116	263	764	2 143

Disposals and derecognitions [2]			-91	-4	-95

Amortization charge			-2 964	-493	-3 457

Impairment charge	-910	-471		-52	-523

Reversal of impairment charge			9		9

Currency translation effects	-376	-176	-322	-123	-621

At December 31, 2024	24 756	7 222	16 912	2 781	26 915

At December 31, 2024

Cost	25 665	9 621	45 462	5 123	60 206

Accumulated amortization and impairment	-909	-2 399	-28 550	-2 342	-33 291

Net book value	24 756	7 222	16 912	2 781	26 915

[1] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of goodwill and intangible assets other than goodwill in 2023:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Currently marketed products	Other intangible assets	Total

At January 1, 2023

Cost	29 596	7 092	58 249	4 343	69 684

Accumulated amortization and impairment	-295	-2 671	-32 736	-2 633	-38 040

Net book value	29 301	4 421	25 513	1 710	31 644

At January 1, 2023	29 301	4 421	25 513	1 710	31 644

Costs and accumulated amortization/impairments on assets related to discontinued operations [1]	-7 445	-235	-1 026	-199	-1 460

Impact of acquisitions of businesses	1 094	2 931		15	2 946

Reclassifications		-235	23	212

Additions [2]		770	290	516	1 576

Disposals and derecognitions [3]			-1 842	-3	-1 845

Amortization charge			-3 319	-641	-3 960

Impairment charge		-2 544	-310	-194	-3 048

Currency translation effects	391	221	688	117	1 026

At December 31, 2023	23 341	5 329	20 017	1 533	26 879

At December 31, 2023

Cost	23 391	7 822	46 909	3 588	58 319

Accumulated amortization and impairment	-50	-2 493	-26 892	-2 055	-31 440

Net book value	23 341	5 329	20 017	1 533	26 879

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 29 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

[2] Additions to currently marketed products include USD 0.1 billion of capitalized development costs.
[3] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use. Disposals include the divested currently marketed product Xiidra.

Assumptions used in the calculation of valuation
(As a percentage)

Terminal growth rate	1.3

Discount rate (post-tax)	7.0

Intangible asset impairment charges and reversals
(USD millions)	2024	2023	2022

Amortization charge	-3 457	-3 960	-3 760

Impairment charge [2]	-1 433	-3 048	-1 301

Reversal of impairment charge	9

[1] Note 29 provides disclosure of discontinued operations amortization charge and impairment charge.
[2] 2024 impairment charge included the write-down of IPR&D on the cessation of clinical research and clinical development programs and a USD 0.9 billion impairment of goodwill attributable to the MorphoSys business acquired. See Note 2 - Acquisition of MorphoSys AG for additional information.

     2023 impairment charge included the write-down of IPR&D on the cessation of clinical development programs, including PPY988 (USD 1.0 billion), which was acquired with the 2022 acquisition of Gyroscope Therapeutics Holdings plc (see Note 2), VDT482 (USD 0.4 billion), and MBG453 (USD 0.3 billion), and the clinical research program NIZ985 (USD 0.3 billion); as well as the write-down of a currently marketed product by USD 0.3 billion to reflect the reduction in its recoverable amount.

2022 intangible asset impairment charge included the write-down of IPR&D on the cessation of clinical development programs, including UNR844 (USD 0.6 billion).